FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Jan. 02, 2022	Jan. 03, 2021
Assets
Derivative financial instruments (Note 12)	$ 3,526	$ 1,997
Prepaid Forward	32,250	66,718
Liabilities
Derivative financial instruments (Note 12)	536	2,971
Recurring basis
Assets
Derivative financial instruments (Note 12)	3,526	1,997
Prepaid Forward	32,250	66,718
Total assets	35,776	68,715
Liabilities
Derivative financial instruments (Note 12)	536	2,971
Total liabilities	536	2,971
Recurring basis | Level 2
Assets
Derivative financial instruments (Note 12)	3,526	1,997
Prepaid Forward	32,250	66,718
Total assets	35,776	68,715
Liabilities
Derivative financial instruments (Note 12)	536	2,971
Total liabilities	$ 536	$ 2,971